Related Party Disclosures - Additional Information (Details) € in Thousands, ¥ in Millions		12 Months Ended
	Nov. 13, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 JPY (¥)
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers		€ 983,680	€ 843,920	€ 662,037
Financial loan granted by the Company			€ 447
Società Agricola Stella S.r.l.
Disclosure of transactions between related parties [line items]
Percentage equity interest in subsidiary	51.00%
Percentage of equity interest held by non-controlling interests	49.00%
Ompi of Japan Co., Ltd.
Disclosure of transactions between related parties [line items]
Loan disbursed to related party | ¥					¥ 49.0	¥ 73.5